LAND USE RIGHT (Detail Textuals)	12 Months Ended
Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Method of amortization	straight line basis
Land use right | Hainan Jinpan Electric Co. Ltd. | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	40 years
Land use right | Hainan Jinpan Electric Co. Ltd. | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	20 years
Land use right | Shanghai Jinpan Electric Company Limited | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	40 years
Land use right | Shanghai Jinpan Electric Company Limited | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	20 years
Land use right | Wuhan Jinpan Electric Co. Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	50 years
Land use right | Guilin Jun Tai Fu Electric Co. Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Land use right useful life	50 years